ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 434,193	$ 393,275
Less: allowance for doubtful debts	(113,264)	(86,775)	(41,490)	(24,227)
Accounts receivable, net	320,929	306,500
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	426,796	385,898
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	2,390	3,691
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 5,007	$ 3,686